HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-5795 - PremierSolutions Standard (Series A)

333-72042          HV-6779 - PremierSolutions Standard (Series A-II)

333-72042          HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805        HV-6776 - Premier Innovations(SM)

333-151805        HV-6778 - Premier Innovations(SM) (Series II)

Supplement dated September 11, 2014 to your Prospectus

FUND OPENING

COLUMBIA SMALL CAP VALUE FUND I - CLASS A

Effective on or about October 1, 2014, the Columbia Small Cap Value Fund I Sub-Account will be re-opened.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.